UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

August 31, 2015

1.805751.111
CTF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Connecticut - 98.0%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$1,315,000	$1,405,774
4.5% 8/15/21	1,225,000	1,309,305
4.5% 8/15/22	1,325,000	1,416,730
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	1,928,948
5% 12/1/18 (FSA Insured)	1,000,000	1,054,720
Series 2012 A:
5% 2/15/23	3,510,000	4,029,691
5% 2/15/24	2,490,000	2,849,083
5% 2/15/32	5,000,000	5,435,600
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	4,960,300
Connecticut Gen. Oblig.:
Series 2006 D, 5% 11/1/24	17,980,000	18,889,608
Series 2008 A, 5% 4/15/27	5,000,000	5,470,300
Series 2008 B, 5% 4/15/28	4,000,000	4,365,400
Series 2011 D, 5% 11/1/25	10,000,000	11,705,300
Series 2012 B, 5% 4/15/25	7,460,000	8,639,948
Series 2012 D:
5% 9/15/31	3,250,000	3,690,245
5% 9/15/32	4,860,000	5,501,763
Series 2012 G, 5% 10/15/30	4,275,000	4,883,846
Series 2013 A:
5% 3/1/27	11,480,000	13,118,311
5% 10/15/27	1,000,000	1,153,220
Series 2014 G, 5% 11/15/28	7,000,000	8,136,310
Series 2015 B:
5% 6/15/27	4,825,000	5,686,986
5% 6/15/32	5,500,000	6,290,900
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,303,630
Series M, 5% 7/1/34	1,000,000	1,079,470
Series O, 5% 7/1/40	2,000,000	2,170,020
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,255,387
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,198,360
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,215,000	1,385,841
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,225,000
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,188,400
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,053,920
5% 7/1/18	1,000,000	1,073,480
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,977,312
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,391,470
5% 7/1/30	2,000,000	2,250,220
Series 2011 M, 5.375% 7/1/41	5,485,000	5,935,483
Series 2013 N:
5% 7/1/24	400,000	473,804
5% 7/1/25	300,000	351,846
Series 2014 E:
5% 7/1/28	3,260,000	3,762,236
5% 7/1/29	3,840,000	4,389,965
Series A:
5% 7/1/20	4,855,000	5,589,610
5% 7/1/21	800,000	930,424
5% 7/1/41	3,000,000	3,207,480
Series C:
5% 7/1/20	465,000	530,030
5% 7/1/22	425,000	491,296
5% 7/1/24	1,000,000	1,158,710
Series D:
5% 7/1/21	2,975,000	3,415,925
5% 7/1/23	3,335,000	3,930,831
Series E, 5% 7/1/42	2,000,000	2,173,780
Series F, 5% 7/1/45	2,500,000	2,701,375
Series G, 5% 7/1/39	1,000,000	1,102,460
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,593,425
Series H1, 5% 7/1/41	1,250,000	1,333,750
Series J:
5% 11/1/24	1,390,000	1,622,658
5% 11/1/25	1,465,000	1,711,135
Series L:
5% 7/1/26 (b)	1,000,000	1,151,830
5% 7/1/27 (b)	2,000,000	2,287,400
Series N:
5% 7/1/20	1,250,000	1,439,138
5% 7/1/21	610,000	710,180
5% 7/1/21	1,940,000	2,225,238
5% 7/1/22	2,035,000	2,335,407
5% 7/1/23	1,500,000	1,718,790
5% 7/1/27	1,000,000	1,139,910
5% 7/1/28	2,250,000	2,544,435
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,520,000	3,742,112
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,599,972
5% 1/1/25	875,000	1,006,128
Series 2013 A:
5% 1/1/26	1,180,000	1,369,508
5% 1/1/28	1,000,000	1,147,650
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,086,976
5% 8/1/27 (AMBAC Insured)	2,000,000	2,147,880
Series 2011 A, 5% 12/1/25	5,000,000	5,822,000
Series 2012 A:
5% 1/1/24	2,855,000	3,361,477
5% 1/1/25	4,000,000	4,677,320
5% 1/1/26	10,000,000	11,620,500
5% 1/1/28	1,000,000	1,149,080
5% 1/1/31	5,000,000	5,653,250
Series 2014 B, 5% 9/1/23	5,420,000	6,496,195
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	1,994,825
5% 6/1/25	3,710,000	4,226,098
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,174,340
5% 7/15/23	1,300,000	1,523,483
5% 7/15/24	410,000	480,483
5% 7/15/25	350,000	410,382
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	396,918
4% 7/15/22	325,000	358,166
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,070
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,081,200
Series 2014 B:
5% 8/15/25	450,000	529,839
5% 8/15/26	700,000	817,537
5% 8/15/27	750,000	870,158
5% 8/15/28	1,000,000	1,150,870
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	449,663
5% 10/1/23	295,000	345,575
5% 10/1/24	335,000	395,772
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,253,907
Series 2014 A:
5% 11/1/28	1,000,000	1,189,100
5% 11/1/29	1,850,000	2,183,352
5% 11/1/30	2,480,000	2,909,338
5% 11/1/31	2,905,000	3,387,521
5% 11/1/42	3,500,000	3,963,995
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (Escrowed to Maturity)	1,000,000	1,164,390
5% 4/1/21 (FSA Insured)	2,000,000	2,282,260
5% 4/1/22 (FSA Insured)	1,000,000	1,148,130
5% 4/1/24	2,500,000	2,857,325
Series 2013 A, 5% 4/1/27	1,645,000	1,860,528
Series 2014 B, 5% 10/1/18 (Escrowed to Maturity)	500,000	561,600
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,261,714
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,143,115
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,147,990
5% 7/1/29 (FSA Insured)	1,000,000	1,140,750
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,771,650
5% 6/15/22 (a)	1,000,000	1,125,150
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,320,000	1,429,877
New Britain Gen. Oblig. Series 2015 A:
5% 3/1/26	1,530,000	1,755,308
5% 3/1/27	1,605,000	1,830,053
5% 3/1/29	1,770,000	1,987,462
5% 3/1/30	1,860,000	2,077,360
5% 3/1/31	1,955,000	2,171,790
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,439
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,114,740
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,228,760
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,370,244
5% 11/1/17	1,900,000	2,056,940
5% 11/1/18	2,005,000	2,221,480
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,556,547
5% 9/1/29 (FSA Insured) (b)	2,655,000	2,990,327
5% 9/1/31 (FSA Insured) (b)	1,430,000	1,588,959
5.25% 3/1/19	650,000	730,789
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,134,812
5% 7/1/26	625,000	724,600
Series 2011 A:
4% 7/1/22	1,000,000	1,104,840
4% 7/1/23	1,000,000	1,096,200
4% 7/1/24	1,000,000	1,089,350
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	657,126
4% 7/15/22	600,000	653,046
4% 7/15/23	600,000	652,176
Reg'l. School District #15 4% 7/1/22	1,520,000	1,665,814
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,632,930
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,641,415
Eighth Series A, 5% 8/1/33	1,110,000	1,238,072
Series 2013 A, 5% 8/1/43	2,000,000	2,196,860
Series 29:
5% 8/1/25 (FSA Insured)	500,000	588,815
5% 8/1/26 (FSA Insured)	1,250,000	1,463,238
Series 30 B:
5% 8/1/30	1,150,000	1,328,653
5% 8/1/31	2,630,000	3,020,818
Twentieth Series A, 5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,164,758
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,535,192
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,909,392
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,148,528
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	589,305
5% 12/15/25	500,000	585,285
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	577,479
4% 9/15/21	500,000	545,460
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,409,350
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,172,170
5% 11/15/23	2,700,000	3,194,856
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,241,781
4% 8/1/22	1,000,000	1,097,520
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,969,670
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,164,930
5% 7/1/22	1,210,000	1,410,787
West Haven Gen. Oblig. Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,826,935
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	865,424
Series 2009, 5% 2/1/21	480,000	541,637
Series 2010:
4% 11/1/20	1,050,000	1,182,111
4% 11/1/21	1,000,000	1,118,950

TOTAL CONNECTICUT		440,161,951

Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)	750,000	751,973
6.375% 10/1/43 (a)	800,000	936,888
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,287,836

TOTAL GUAM		2,976,697

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,400,390
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $430,739,025)		445,539,038
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,574,878
NET ASSETS - 100%		$449,113,916

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $430,739,025. Net unrealized appreciation aggregated $14,800,013, of which $16,357,498 related to appreciated investment securities and $1,557,485 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2015

1.805777.111
NJT-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,336,240
Series 2014 B, 5% 1/1/23	700,000	827,799

TOTAL DELAWARE, NEW JERSEY		4,164,039

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,171,110
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,770,630

TOTAL GUAM		2,941,740

New Jersey - 91.0%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	715,000	757,185
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,639,650
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,098,910
5% 2/15/27	1,000,000	1,092,820
5% 2/15/28	1,000,000	1,086,770
5% 2/15/29	1,000,000	1,081,510
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,607,324
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	622,671
5% 9/1/23 (FSA Insured)	600,000	720,108
5% 9/1/24 (FSA Insured)	1,640,000	1,987,549
5% 9/1/25 (FSA Insured)	1,375,000	1,646,686
5% 9/1/26 (FSA Insured)	2,480,000	2,941,503
5% 9/1/39 (FSA Insured)	4,000,000	4,479,200
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,195,520
5% 11/1/23	1,000,000	1,198,470
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,202,900
5% 3/1/21	1,000,000	1,167,260
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,130,050
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	7,200,366
Series 2012 A, 5% 11/1/22	6,600,000	7,666,098
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,547,036
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,679,182
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	820,530
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,732,399
5% 8/1/28	4,000,000	4,570,960
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	23,843
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,683,320
5% 9/1/26	600,000	690,720
5% 9/1/27	440,000	502,902
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,597,650
5.375% 1/1/43 (a)	2,000,000	2,137,480
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,455,350
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	210,308
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	262,385
Series 2012 II, 5% 3/1/26	5,000,000	5,265,950
Series 2012, 5% 6/15/20	5,000,000	5,393,700
Series 2013 NN, 5% 3/1/27	20,000,000	20,578,795
Series 2013:
5% 3/1/23	4,800,000	5,076,336
5% 3/1/25	700,000	729,743
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,022,720
Series 2015 XX:
4.25% 6/15/26	3,000,000	2,936,310
5.25% 6/15/27	3,000,000	3,154,440
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,718,159
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	1,655,000	1,732,140
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	1,300,000	1,412,151
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	5,700,000	6,191,739
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,209,190
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	44,734
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,622,700
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,222,140
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,086,030
5% 7/1/17	490,000	528,382
5% 7/1/18	250,000	278,180
5% 7/1/19	200,000	228,266
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,603,325
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	4,904,113
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,300,760
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,823,325
Series 2012 A:
5% 7/1/18	1,000,000	1,096,240
5% 7/1/19	1,040,000	1,161,316
Series 2012 B:
5% 7/1/37	750,000	807,375
5% 7/1/42	1,100,000	1,178,672
New Jersey Edl. Facility:
Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	507,955
5% 7/1/29	2,770,000	3,130,100
5% 7/1/31	3,000,000	3,347,550
Series 2015 D, 5% 7/1/30	5,690,000	6,526,885
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,250,000
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	104,602
5% 9/1/17	4,750,000	4,970,543
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	31,381
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	20,920
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,827,673
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,895,850
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,068,860
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,396,240
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,550,560
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,926,325
Series 2010, 5% 1/1/34	2,000,000	2,146,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,475,150
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,459,480
Series 2008 A, 5.25% 10/1/38	5,965,000	6,266,889
Series 2008, 6.625% 7/1/38	10,745,000	11,925,553
Series 2009 A, 5.75% 10/1/31	4,000,000	4,399,760
Series 2011:
5% 7/1/19	1,500,000	1,687,410
5% 7/1/23	2,500,000	2,869,700
5% 7/1/24	2,000,000	2,287,680
5% 7/1/25	2,265,000	2,577,162
Series 2012 A:
5% 7/1/18	795,000	868,728
5% 7/1/22	1,400,000	1,609,860
5% 7/1/23	1,000,000	1,145,190
5% 7/1/24	2,000,000	2,262,360
5% 7/1/25	1,000,000	1,123,270
Series 2012 II, 5% 7/1/42	1,000,000	1,069,040
Series 2012, 5% 7/1/21	2,325,000	2,681,934
Series 2013 A:
5% 7/1/28	1,080,000	1,214,417
5% 7/1/32	1,600,000	1,758,416
5.25% 7/1/28	3,250,000	3,741,985
Series 2013:
5% 7/1/24	1,250,000	1,462,075
5% 7/1/26	1,335,000	1,518,990
5.25% 7/1/31	4,000,000	4,412,120
5.5% 7/1/43	3,000,000	3,308,190
Series 2014 A:
4% 7/1/45	1,300,000	1,271,543
5% 7/1/30	700,000	781,935
5% 7/1/31	455,000	505,696
5% 7/1/32	1,000,000	1,107,420
5% 7/1/44	3,525,000	3,801,149
5% 7/1/45	2,225,000	2,407,917
5% 3/1/20	1,040,000	1,084,460
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,055,944
5% 3/1/21	1,370,000	1,424,444
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,397,259
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,694,950
Series 2013:
4% 12/1/20 (a)	2,500,000	2,685,075
5% 12/1/21 (a)	2,100,000	2,361,618
5% 12/1/22 (a)	2,250,000	2,535,480
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,381,313
5% 7/1/42	5,000,000	5,432,750
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	150,000	153,084
6.5% 1/1/16 (Escrowed to Maturity)	350,000	357,196
Series 2005 C:
6.5% 1/1/16	385,000	392,746
6.5% 1/1/16 (Escrowed to Maturity)	190,000	193,939
Series 2009 E, 5.25% 1/1/40	10,600,000	11,595,870
Series 2009 I, 5% 1/1/35	5,000,000	5,434,600
Series 2012 B, 5% 1/1/24	2,650,000	3,089,052
Series 2013 A, 5% 1/1/38	8,000,000	8,783,920
Series 2014 A, 5% 1/1/32	5,000,000	5,642,050
Series 2014 C:
5% 1/1/22	3,750,000	4,350,150
5% 1/1/23	3,000,000	3,525,570
6.5% 1/1/16 (Escrowed to Maturity)	210,000	214,282
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,080,336
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	11,155,760
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,299,408
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	16,769,469
Series 2006 A, 5.5% 12/15/22	8,875,000	9,673,218
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,628,000
0% 12/15/34	4,000,000	1,431,600
Series 2008 A:
0% 12/15/35	12,055,000	3,670,145
0% 12/15/36	25,000,000	7,118,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,875,767
Series 2009 A:
0% 12/15/36	1,915,000	545,296
0% 12/15/38	13,900,000	3,469,857
Series 2010 A, 0% 12/15/30	14,750,000	6,248,100
Series 2010 A3, 0% 12/15/34	10,775,000	3,498,104
Series 2011 A, 5.25% 6/15/25	6,000,000	6,373,920
Series 2011 B:
5.25% 6/15/25	3,185,000	3,375,049
5.25% 6/15/26	2,000,000	2,105,660
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,800,689
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,155,680
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,109,360
5% 7/15/18	3,130,000	3,376,644
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,461,794
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,612,700
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,676,085
5% 5/1/39	9,500,000	10,486,860
Series 2010 I, 5% 5/1/29	1,110,000	1,260,116
Series 2013 L, 5% 5/1/43	5,000,000	5,546,050
West Deptford Township Gen. Oblig. 5% 9/1/25	3,995,000	4,763,079

TOTAL NEW JERSEY		495,799,257

New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,679,778
166th Series, 5% 1/15/41	5,000,000	5,425,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,000,000	3,040,260

TOTAL NEW YORK AND NEW JERSEY		12,145,038

Pennsylvania, New Jersey - 4.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	3,080,802
Series 2012 A:
5% 7/1/21	600,000	702,498
5% 7/1/24	1,200,000	1,391,280
5% 7/1/25	1,100,000	1,267,123
5% 7/1/26	500,000	571,585
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	978,480
5% 7/1/24	275,000	329,150
5% 7/1/26	650,000	766,584
5% 7/1/29	300,000	345,489
5% 7/1/30	350,000	400,211
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,436,530
Series 2010 D, 5% 1/1/40	4,000,000	4,315,520
Series 2013, 5% 1/1/31	5,000,000	5,676,650

TOTAL PENNSYLVANIA, NEW JERSEY		23,261,902

Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,127,480
Series 2009 A1, 5% 10/1/24	500,000	550,180
Series 2009 B, 5% 10/1/25	1,200,000	1,318,716

TOTAL VIRGIN ISLANDS		2,996,376

TOTAL MUNICIPAL BONDS
(Cost $525,870,418)		541,308,352
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $525,870,418)		541,308,352
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,350,368
NET ASSETS - 100%		$544,658,720

–

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At August 31,2015, the cost of investment securities for income tax purposes was $525,884,209. Net unrealized appreciation aggregated $15,424,143 which $21,775,128 related to appreciated investment securities and $6,350,985 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015